Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 14, 2011
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2011
Allianz AGIC Global Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVYIX
Allianz AGIC Global Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVYPX
Allianz AGIC Global Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVYDX
Allianz Global Investors Solutions 2025 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2025 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVSIX
Allianz Global Investors Solutions 2025 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2025 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVSPX
Allianz Global Investors Solutions 2025 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2025 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVDAX
Allianz Global Investors Solutions 2055 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2055 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBLIX
Allianz Global Investors Solutions 2055 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2055 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLIPX
Allianz Global Investors Solutions 2055 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2055 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLRAX
Allianz AGIC Global Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVYAX
Allianz AGIC Global Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVYCX
Allianz AGIC Micro Cap Fund (Prospectus Summary) | Allianz AGIC Micro Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMCAX
Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary) | Allianz AGIC Ultra Micro Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GUCAX